UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 97.1%
AUSTRALIA 8.0%
DIVERSIFIED 2.1%
Dexus Property Group(a)	1,665,770	$1,959,436
Mirvac Group(a)	558,054	1,137,493
Stockland(a)	251,010	1,126,855
		4,223,784
INDUSTRIAL 0.3%
Goodman Group(a)	297,240	599,806

RETAIL 5.6%
Macquarie CountryWide Trust(a)	826,136	652,285
Westfield Group(a)	788,697	10,803,522
		11,455,807
TOTAL AUSTRALIA		16,279,397

CANADA 3.0%
DIVERSIFIED 1.1%
Canadian REIT	81,243	2,163,426

OFFICE 0.7%
Brookfield Properties Corp.	91,327	1,446,620

RESIDENTIAL 1.0%
Boardwalk REIT	59,583	1,998,697

RETAIL 0.2%
Primaris Retail REIT	33,580	515,256
TOTAL CANADA		6,123,999

CHINA 0.1%
DIVERSIFIED
New World China Land Ltd.	990,550	235,760

FRANCE 6.2%
DIVERSIFIED 5.0%
ICADE(a)	18,330	1,485,006

	Number
	of Shares	Value

Unibail-Rodamco(a)	42,986	$8,697,368
		10,182,374
OFFICE 0.3%
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic) (a)	5,470	676,440

RETAIL 0.9%
Klepierre(a)	3,289	128,729
Mercialys Promesse(a)	38,792	1,649,495
		1,778,224
TOTAL FRANCE		12,637,038

HONG KONG 8.4%
DIVERSIFIED 6.0%
Great Eagle Holdings Ltd.	751,353	1,670,954
Hang Lung Properties Ltd.	49,000	115,348
Henderson Land Development Company Ltd.	330,261	1,472,226
Hysan Development Company Ltd.	828,480	2,156,602
Kerry Properties Ltd.	120,761	391,394
Sun Hung Kai Properties Ltd.	617,176	6,359,860
		12,166,384
OFFICE 1.9%
Hongkong Land Holdings Ltd. (USD)	1,297,000	3,885,562

RETAIL 0.5%
Link REIT	478,904	995,530
TOTAL HONG KONG		17,047,476

ITALY 0.2%
DIVERSIFIED
Beni Stabili S.p.A.(a)	512,101	473,240

JAPAN 11.9%
DIVERSIFIED 10.2%
Kenedix Realty Investment Corp.(a)	242	900,731
Mitsubishi Estate Co., Ltd.(a)	690,000	13,596,549
Mitsui Fudosan Co., Ltd.(a)	242,100	4,677,841

	Number
	of Shares	Value

NTT Urban Development Corp.(a)	1,203	$1,462,847
		20,637,968
OFFICE 0.9%
Japan Real Estate Investment Corp.(a)	110	887,629
Nomura Real Estate Office Fund(a)	148	1,011,347
		1,898,976
RETAIL 0.8%
AEON Mall Co., Ltd.(a)	54,300	1,618,375
TOTAL JAPAN		24,155,319

NETHERLANDS 2.2%
RETAIL
Corio NV(a)	52,802	3,751,467
Eurocommercial Properties NV(a)	16,724	728,140
		4,479,607

SINGAPORE 0.9%
DIVERSIFIED 0.7%
CapitaLand Ltd.	465,000	1,013,598
Suntec Real Estate Investment Trust	545,000	445,587
		1,459,185
OFFICE 0.2%
CapitaCommercial Trust	372,000	345,897
TOTAL SINGAPORE		1,805,082

SWEDEN 0.8%
DIVERSIFIED
Castellum AB(a)	170,972	1,503,150

UNITED KINGDOM 10.1%
DIVERSIFIED 5.3%
British Land Co., PLC(a)	213,100	2,874,435
Land Securities Group PLC(a)	353,843	7,991,737
		10,866,172

	Number
	of Shares	Value

INDUSTRIAL 0.5%
Brixton PLC(a)	97,421	$366,856
Segro PLC(a)	98,581	743,261
		1,110,117
OFFICE 2.0%
Derwent London PLC(a)	64,554	1,214,960
Great Portland Estates PLC(a)	472,704	2,858,509
		4,073,469
RETAIL 1.9%
Hammerson PLC(a)	185,484	3,270,062
Liberty International PLC(a)	30,512	527,604
		3,797,666
SELF STORAGE 0.4%
Big Yellow Group PLC(a)	38,884	228,364
Safestore Holdings Ltd.(a)	208,828	483,633
		711,997
TOTAL UNITED KINGDOM		20,559,421

UNITED STATES 45.3%
DIVERSIFIED 5.1%
Boston Properties	34,843	3,263,395
Vornado Realty Trust	77,044	7,007,152
		10,270,547
HEALTH CARE 2.7%
Health Care REIT	17,699	942,118
Omega Healthcare Investors	94,485	1,857,575
Ventas	55,972	2,766,136
		5,565,829
HOTEL 2.9%
Host Hotels & Resorts	300,328	3,991,359
Starwood Hotels & Resorts Worldwide	67,488	1,899,113
		5,890,472

	Number
	of Shares	Value

INDUSTRIAL 1.1%
EastGroup Properties	36,372	$1,765,497
ProLogis	13,129	541,834
		2,307,331
OFFICE 2.8%
Brandywine Realty Trust	39,574	634,371
Douglas Emmett	60,340	1,392,044
Mack-Cali Realty Corp.	76,129	2,578,489
SL Green Realty Corp.	16,457	1,066,414
		5,671,318
OFFICE/INDUSTRIAL 3.0%
Liberty Property Trust	111,884	4,212,433
PS Business Parks	30,839	1,776,326
		5,988,759
RESIDENTIAL 7.6%
APARTMENT 6.5%
American Campus Communities	51,091	1,730,963
AvalonBay Communities	26,667	2,624,566
BRE Properties	34,477	1,689,373
Equity Residential	121,282	5,386,134
UDR	66,715	1,744,597
		13,175,633
MANUFACTURED HOME 1.1%
Equity Lifestyle Properties	42,335	2,245,025
TOTAL RESIDENTIAL		15,420,658

RETAIL 15.1%
Acadia Realty Trust	87,646	2,215,691
Federal Realty Investment Trust	55,766	4,773,570
General Growth Properties	13,353	201,630
Macerich Co.	86,285	5,492,040
Regency Centers Corp.	52,905	3,528,234
Simon Property Group	109,658	10,636,826

		Number
		of Shares	Value

Taubman Centers		52,550	$2,627,500
Weingarten Realty Investors		33,637	1,199,832
			30,675,323
SELF STORAGE 3.7%
Public Storage		76,190	7,543,572

SPECIALTY 1.3%
DuPont Fabros Technology		78,511	1,197,293
Plum Creek Timber Co.		27,327	1,362,524
			2,559,817
TOTAL UNITED STATES			91,893,626

TOTAL INVESTMENTS (Identified cost—$219,691,012)	97.1%		197,193,115

OTHER ASSETS IN EXCESS OF LIABILITIES	2.9%		5,955,702

NET ASSETS	100.0%		$203,148,817

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

(a) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors. Aggregate fair value securities represent 39.4% of net assets.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$197,193,115	$98,017,625	$99,175,490	$—

Note 2. Income Tax Information

As of September 30, 2008, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$6,831,744
Gross unrealized depreciation	(29,329,641)
Net unrealized depreciation	(22,497,897)

Cost for federal income tax purposes	$219,691,012

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin

 Name: Adam M. Derechin

Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derchin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 26, 2008